Non-current deposits (Tables)	12 Months Ended
Mar. 31, 2021
Non-current deposits
Schedule of non-current deposits

		March 31,
	Note	2020	2021	2021
		RMB	RMB	US$

Investment deposit	(i)	340,000	340,000	51,894
Deposit for purchase of machinery		7,360	4,752	725
Total non-current deposits		347,360	344,752	52,619

Note:

(i)	During the year ended March 31, 2020, the Group entered into a Letter of Intent with a third party to potentially acquire non-controlling equity interests in a healthcare company with a refundable earnest money deposit of RMB340,000.